Consolidated statements of changes in owners' equity - CAD shares in Millions, CAD in Millions	Equity contributed, Common shares	Contributed surplus	Retained earnings	Accumulated other comprehensive income	Common equity	Non-controlling interests	Total
Balance (in shares) at Dec. 31, 2015	594
Balance at Dec. 31, 2015	CAD 5,050	CAD 135	CAD 2,428	CAD 59	CAD 7,672		CAD 7,672
Net income			1,223		1,223	CAD 13	1,236
Other comprehensive income				(17)	(17)	2	(15)
Dividends			(1,091)		(1,091)		(1,091)
Treasury shares acquired (in shares)	(1)
Treasury shares acquired	CAD (45)				(45)		(45)
Shares settled from Treasury (in shares)	1
Shares settled from Treasury	CAD 44		(3)		41		41
Share option award net-equity settlement feature	CAD 2	(2)
Normal course issuer bid purchase of Common Shares (in shares)	(4)
Normal course issuer bid purchase of Common Shares	CAD (36)		(129)		(165)		(165)
Liability for automatic share purchase plan commitment pursuant to normal course issuer bids for Common Shares
Reversal of opening liability for automatic share purchase plan commitment pursuant to normal course issuer bids for Common Shares	CAD 14		46		60		60
Change in ownership interests of subsidiary		239			239	4	243
Balance (in shares) at Dec. 31, 2016	590
Balance at Dec. 31, 2016	CAD 5,029	372	2,474	42	7,917	19	7,936
Net income			1,460		1,460	19	1,479
Other comprehensive income			(172)	9	(163)	4	(159)
Dividends			(1,167)		(1,167)		(1,167)
Dividends reinvested and optional cash payments (in shares)	2
Dividends reinvested and optional cash payments	CAD 71				71		71
Share option award net-equity settlement feature (in shares)	1
Share option award net-equity settlement feature	CAD 2	(2)
Issue of shares in business combination (in shares)	2
Issue of shares in business combination	CAD 100				100		100
Liability for automatic share purchase plan commitment pursuant to normal course issuer bids for Common Shares
Other	CAD 3				3		3
Balance (in shares) at Dec. 31, 2017	595
Balance at Dec. 31, 2017	CAD 5,205	CAD 370	CAD 2,595	CAD 51	CAD 8,221	CAD 42	CAD 8,263